LEASES	12 Months Ended
Mar. 31, 2025
LEASES
LEASES

NOTE 5 —LEASES

Effective on April 1, 2021, the Company adopted Topic 842. At the inception of a contract, the Company determines if the arrangement is, or contains, a lease. ROU assets represent the Company’s right to use an underlying asset over the lease term and lease liabilities represent the Company’s obligation to make lease payments derived from the lease.

Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease terms. Rent expense is recognized on a straight-line basis over the lease terms.

Balance sheet information related to operating leases ROU assets and lease liabilities is as follows:

	As of March 31,
	2025	2024
Operating lease right-of-use assets	$394,568	$463,253
Operating lease right-of-use assets- accumulated amortization	(250,033)	(238,418)
Operating lease right-of-use assets, net	$144,535	$224,835

Operating lease liabilities, current	$93,719	$83,477
Operating lease liabilities, non-current	66,926	160,706
Total operating lease liabilities	$160,645	$244,183

The weighted average remaining lease terms and discount rates for the operating lease as of March 31, 2025 and 2024 are as follows:

	March 31,	March 31,
	2025	2024
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.37	2.58
Weighted average discount rate	4.31%	4.72%

For the years ended March 31, 2025, 2024 and 2023, the Company reported total operating lease expenses of $89,735, $76,590 and $75,818, respectively.

The following table summarizes the maturity of operating lease liabilities and future minimum payments of operating leases as of March 31, 2025:

Year ending March 31,	Amounts
2026	$98,473
2027	40,984
2028	9,147
2029	9,355
2030	9,355
2031	1,558
Total	168,872
Less: imputed interest	(8,227)
Total operating lease liabilities	$160,645